Summary of Significant Accounting Policies - Schedule of Disaggregation of Revenue by Service (Detail) - USD ($)		3 Months Ended		6 Months Ended		12 Months Ended
		Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Disaggregation of Revenue [Line Items]
Revenues	[1]	$ 11,615,280	$ 12,753,671	$ 11,980,653	$ 12,822,963
BRIDGER AEROSPACE GROUP HOLDINGS, LLC [Member]
Disaggregation of Revenue [Line Items]
Revenues						$ 46,387,963	$ 39,384,182
Fire suppression
Disaggregation of Revenue [Line Items]
Revenues		10,449,427	11,682,263	10,449,427	11,682,263
Fire suppression | BRIDGER AEROSPACE GROUP HOLDINGS, LLC [Member]
Disaggregation of Revenue [Line Items]
Revenues						38,845,227	30,442,001
Aerial surveillance
Disaggregation of Revenue [Line Items]
Revenues		1,123,753	1,002,025	1,123,753	1,002,025
Aerial surveillance | BRIDGER AEROSPACE GROUP HOLDINGS, LLC [Member]
Disaggregation of Revenue [Line Items]
Revenues						7,215,997	8,632,535
Other services
Disaggregation of Revenue [Line Items]
Revenues		$ 42,100	$ 69,383	$ 407,473	$ 138,675
Other services | BRIDGER AEROSPACE GROUP HOLDINGS, LLC [Member]
Disaggregation of Revenue [Line Items]
Revenues						$ 326,739	$ 309,646

[1]	Includes related party revenues of $112,210 and $433,454 for the three and six months ended June 30, 2023, respectively.